Parent company financial statement (Details 2) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Loss for the year		¥ 230,902	¥ 167,743	¥ 99,432
Adjustments for:
Share based payment		0	0	1,459
Net cash used in operating activities		587,931	286,953	216,189
Cash flows from investing activities
Loan made to a related party	[1]	0	(98,229)	0
Net cash used in investing activities		131,145	(602,251)	(282,568)
Cash flows from financing activities
Proceeds from issue of ordinary shares		0	0	122,369
Payment of new shares issuance cost		0	0	(7,844)
Net cash from financing activities		18,609	99,603	114,525
Net foreign exchange loss/(gain)		(2,866)	2,485	9,486
Net increase/(decrease) in cash		737,685	(215,695)	48,146
Cash and cash equivalents at beginning of the year		77,801	291,011	233,379
Cash and cash equivalents at the end of the year		812,620	77,801	291,011
Parent [Member]
Cash flows from operating activities
Loss for the year		(11,440)	(4,156)	(10,202)
Adjustments for:
Share based payment		0	0	1,459
Change in other payables due to third parties		1,393	(1,851)	(7,141)
Change in other payables due to a related party		1	(651)	(2,087)
Change in other receivable due from subsidiaries		(152)	(347)	(1,487)
Change in other receivable due from related parties		3,623	0	0
Net cash used in operating activities		(6,575)	(7,005)	(19,458)
Cash flows from investing activities
Loan made to a related party		0	(98,229)	0
Net cash used in investing activities		0	(98,229)	0
Cash flows from financing activities
Proceeds from issue of ordinary shares		0	0	122,369
Payment of new shares issuance cost		0	0	(7,844)
Loan made from related parties		7,609	0	0
Net cash from financing activities		7,609	0	114,525
Net foreign exchange loss/(gain)		(3,016)	2,642	9,980
Net increase/(decrease) in cash		(1,982)	(102,592)	105,047
Cash and cash equivalents at beginning of the year		2,508	105,100	53
Cash and cash equivalents at the end of the year		¥ 526	¥ 2,508	¥ 105,100

[1]	On October 31, 2016, the Company provided a one-year-period loan to Hong Kong Leonit Limited (“Leonit”) amounting to USD14,500, approximately RMB98,229 (“USD Loan”). On the same date, Hailiang Consulting made a one-year-period loan from Hailiang Group Co., Ltd amounting to RMB99,603 with interest free (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due October 30, 2018. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018. Through an understanding among the aforementioned parties, the USD Loans are “secured” by the RMB Loan. It is the understanding among the parties that when the USD Loan is repaid, the RMB Loan will similarly be repaid. On December 5, 2017, the Company made a one-year-period loan from Leonit amounting to USD1,150, approximately RMB7,609, for the need of US Dollars. The loan of RMB98,229 made to Leonit and loan of RMB7,609 made from Leonit were recognized in “Amount due from related parties”, and the loan of RMB99,603 made from Hailiang Group was recognized in “Amount due to related parties” as of June 30, 2018.